Investment in Affiliates (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Navios Partners
Balance Sheet
Current Assets	$ 70,033	$ 63,558
Non-current assets	884,919	846,366
Current liabilities	60,276	56,705
Non-current liabilities	275,982	293,580
Income Statement
Revenue	205,435	186,935	143,231
Net Income/(loss)	95,898	65,335	60,511
Navios Acquisition
Balance Sheet
Current Assets	71,795	78,907
Non-current assets	1,298,849	1,116,562
Current liabilities	67,828	77,729
Non-current liabilities	1,071,512	878,891
Income Statement
Revenue	151,097	121,925
Net Income/(loss)	(3,284)	(3,378)
Acropolis
Balance Sheet
Current Assets	1,548	706
Non-current assets	25	26
Current liabilities	235	231
Income Statement
Revenue	2,262	2,686	2,934
Net Income/(loss)	$ 1,237	$ 1,401	$ 1,720